Non-operating items (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about Non Operating Items [Line Items]
Gain on sale of assets		$ 1,253	$ 6,320	$ 3,527
Business acquisition setup expense		0	0	(538)
Fair value adjustment	[1]	(37)	(300)	(155)
Defined benefit plan		(101)	(463)	(274)
Others		223	373	665
Non operating income expense		$ 1,338	$ 5,930	$ 3,225

[1]	Fair value adjustment